Reporting Entity	12 Months Ended
Dec. 31, 2021
Disclosure Of Reporting Entity Explanatory [Abstract]
Reporting entity

1. Reporting entity

Cazoo Group Ltd (the “Company”) is an exempted company incorporated under the laws of the Cayman Islands on March 24, 2021. The Company’s registered office is at PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands. The Company’s principal executive office is at 41 Chalton Street, London, NW1 1JD, United Kingdom. The Group’s principal activity is the operation of an e-commerce platform for buying and selling used cars.

The consolidated financial statements incorporate the accounts of the Company and entities controlled by the Company (“its subsidiaries”). The term “Group” means, prior to closing of the Transaction, Cazoo Holdings Limited and its consolidated subsidiaries and, for periods subsequent to closing of the Transaction, Cazoo Group Ltd and its subsidiaries.

The Transaction

On March 29, 2021, Ajax I, a Cayman Islands exempted company (“Ajax”), Cazoo Holdings Limited, a private limited company organized under the law of England and Wales (“Cazoo Holdings”) and Capri Listco, a Cayman Islands exempted company (“Listco”), entered into the Business Combination Agreement, as amended by the First Amendment thereto, dated as of May 14, 2021 (the “Business Combination Agreement,” and the transactions contemplated thereby, the “Transaction”) which, among other things, provided that (i) Ajax would merge with and into Listco, with Listco continuing as the surviving company, (ii) Listco would acquire all of the issued and outstanding shares of Cazoo Holdings via exchange for a combination of shares of Listco and cash consideration and (iii) Listco would become tax resident in the United Kingdom following the consummation of the Transaction.

Pursuant to the Business Combination Agreement, (a) on August 23, 2021 (the “Listco Closing Date”), MaplesFS Limited, a company incorporated under the laws of the Cayman Islands, as the sole shareholder of Listco (“MaplesFS Limited”), transferred to Ajax all of the issued and outstanding equity securities of Listco and, as a result of such transfer, Listco became a wholly-owned subsidiary of Ajax, (b) Ajax, as the sole shareholder of Listco, adopted Listco’s amended and restated memorandum and articles of association (the “Articles”) (which became effective as of the closing of the Transaction on August 26, 2021 (the “Closing”)) and (c) on August 24, 2021, Ajax merged with and into Listco, with Listco continuing as the surviving entity (the “Merger” and, together with the other transactions contemplated by the foregoing, the “Reorganization”). At the Closing, pursuant to the Business Combination Agreement, and subject to the terms and conditions therein, Listco acquired all of the issued and outstanding shares of Cazoo Holdings (the “Cazoo Shares”) from the holders thereof (the “Cazoo Shareholders”).

In connection with the Merger, each Ajax unit (an “Ajax Unit”) (consisting of one Ajax Class A ordinary share, par value $0.0001 per share (an “Ajax Class A Share”), and one-fourth of one redeemable warrant of Ajax, each whole warrant exercisable to purchase one Ajax Class A Share for $11.50 per share (an “Ajax Warrant”)), Ajax Class A Share, Ajax Class B ordinary share, par value $0.0001 per share (an “Ajax Class B Share” and, together with the Ajax Class A Shares, the “Ajax Ordinary Shares”), and Ajax Warrant issued and outstanding immediately prior to the Merger was cancelled in exchange for one Listco unit (a “Unit”) (consisting of one Class A ordinary share, par value $0.0001 per share (a “Class A Share”), and one-fourth of one redeemable warrant of Listco, each whole warrant exercisable to purchase one Class A Share for $11.50 per share (a “Warrant”)), Class A Share, Class B ordinary share, par value $0.0001 per share (a “Class B Share”), and Warrant, respectively. Effective as of the Closing, (a) the issued and outstanding Class B Shares converted automatically on a one-for-one basis into Class A Shares, and (b) each issued and outstanding Unit automatically separated into its component parts.

Upon Closing, the Company acquired the Cazoo Shares for a combination of 640,924,026 Class C ordinary shares, par value $0.0001 per share (the “Class C Shares” and, together with the Class A Shares and the Class B Shares, the “Ordinary Shares”), and aggregate cash consideration of approximately $77,216,042. On February 26, 2022, the Class C Shares automatically converted into Class A Shares on a one-for-one basis in accordance with the Articles.

Concurrently with the execution and delivery of the Business Combination Agreement, Listco, Ajax and certain investors, including Ajax’s sponsor, Ajax I Holdings, LLC (the “Sponsor”), and Ajax’s directors and officers (collectively, the “PIPE Investors”), entered into Subscription Agreements, pursuant to which, the PIPE Investors purchased, concurrently with the closing of the Transaction, in the aggregate, 80,000,000 Class A Shares for $10.00 per share, for an aggregate purchase price of $800,000,000 (the “PIPE Investment”).

Upon consummation of the Transaction, shareholders of Ajax and Cazoo Holdings became shareholders of Listco, and Listco changed its name to “Cazoo Group Ltd.” Upon consummation of the Transaction the Class A Shares and Warrants became listed on the NYSE under the symbols “CZOO” and “CZOO WS,” respectively.

The Transaction is not considered a business combination in accordance with IFRS 3 because Listco is not considered a business, and instead is accounted for as a reverse acquisition. Under this method of accounting, Cazoo Holdings has been considered the accounting acquirer and predecessor entity. This determination was primarily based on current shareholders of Cazoo Holdings having a relative majority of the voting power of the combined entity, the operations of Cazoo Holdings prior to the acquisition comprising the only ongoing operations of the combined entity, and senior management of Cazoo Holdings comprising the majority of the senior management of the combined entity.

The consolidated financial statements are prepared as a continuation of the financial statements of Cazoo Holdings, the accounting acquirer, with a recapitalization to reflect the capital structure of Cazoo Group Ltd. The excess of the fair value of the equity instruments issued over the identifiable net assets of Ajax received represents a non-cash expense in accordance with IFRS 2. This one-time expense is recognized as an IFRS 2 expense within the statement of profit or loss, as disclosed in Note 9.

The 2020 comparatives are based on the operations of Cazoo Holdings prior to the Transaction. The 2019 comparatives are based on a continuation of the operations of Cazoo Limited prior to the restructuring on June 10, 2020 where Cazoo Holdings was inserted as a new parent company of Cazoo Limited resulting in a merger reserve.